Filed pursuant to 497(e)

File Nos. 033-44909 and 811-06520

MANAGERS TRUST I

MANAGERS MICRO-CAP FUND

MANAGERS AMG TSCM GROWTH EQUITY FUND

Supplement dated March 25, 2013 to the

Prospectus and Statement of Additional Information dated March 1, 2013

The following information supplements and supersedes any information to the contrary relating to Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund (each a “Fund” and collectively, the “Funds”), each a series of Managers Trust I (the “Trust”), contained in the Funds’ Prospectus and Statement of Additional Information (the “SAI”), each dated as noted above, except that the information below shall not supersede the information in “Shareholder Guide—Investing Through An Intermediary” in the Funds’ Prospectus.

The minimum investment amount for each Fund is set forth below:

	Initial Investment	Additional Investment
Managers Micro-Cap Fund
Service Class
Regular Accounts	$2,000	$100
Individual Retirement Account	$1,000	$100
Institutional Class
Regular Accounts	$1,000,000	$1,000
Individual Retirement Account	$50,000	$1,000

Managers AMG TSCM Growth Equity Fund
Investor Class
Regular Accounts	$2,000	$100
Individual Retirement Account	$1,000	$100
Service Class
Regular Accounts	$100,000	$100
Individual Retirement Account	$10,000	$100
Institutional Class
Regular Accounts	$1,000,000	$1,000
Individual Retirement Account	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of Affiliated Managers Group, Inc. (“AMG”), and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST240